Annual Total Returns - FidelityFreedomIndexFunds-PremierIIComboPRO - FidelityFreedomIndexFunds-PremierIIComboPRO - Fidelity Freedom Index Income Fund	Aug. 16, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2020
Fidelity Freedom Index Income Fund - Premier II Class
Bar Chart Table:
Annual Return 2021	2.80%
Annual Return 2022	(11.07%)
Annual Return 2023	8.43%